Consolidated Statements Of Income (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Consolidated Statements Of Income [Abstract]
Revenues, net	$ 326,239	$ 272,903	$ 1,187,741	$ 1,078,300	$ 973,644
Operating expenses:
Technical and operating	104,930	90,411	425,961	366,093	310,365
Selling, general and administrative	99,222	86,921	335,656	328,134	313,904
Restructuring (credit) expense	(3)	(34)	(240)	(2,218)	5,162
Depreciation and amortization	25,051	24,926	99,848	106,455	106,504
Total operating expenses	229,200	202,224	861,225	798,464	735,935
Operating income	97,039	70,679	326,516	279,836	237,709
Other income (expense):
Interest expense	(29,797)	(18,350)	(95,870)	(75,800)	(79,778)
Interest income	105	457	1,074	2,388	836
Write-off of deferred financing costs	(312)		(6,247)
Loss on extinguishment of debt			(14,726)
Miscellaneous, net	12	72	(137)	(162)	187
Total non-operating income (expense)	(29,992)	(17,821)	(115,906)	(73,574)	(78,755)
Income from continuing operations before income taxes	67,047	52,858	210,610	206,262	158,954
Income tax expense	(23,970)	(23,136)	(84,248)	(88,073)	(70,407)
Income from continuing operations	43,077	29,722	126,362	118,189	88,547
Income (loss) from discontinued operations, net of income taxes	104	96	92	(38,090)	(34,791)
Net income	$ 43,181	$ 29,818	$ 126,454	$ 80,099	$ 53,756
Basic net income per share:
Income from continuing operations	$ 0.62	$ 0.43	$ 1.82	$ 1.71	$ 1.28
Income (loss) from discontinued operations				$ (0.55)	$ (0.50)
Net income	$ 0.62	$ 0.43	$ 1.83	$ 1.16	$ 0.78
Diluted net income per share:
Income from continuing operations	$ 0.60	$ 0.43	$ 1.79	$ 1.71	$ 1.28
Income (loss) from discontinued operations				$ (0.55)	$ (0.50)
Net income	$ 0.60	$ 0.43	$ 1.79	$ 1.16	$ 0.78
Weighted average common shares:
Basic weighted average common shares	69,871	69,161	69,283	69,161	69,161
Diluted weighted average common shares	72,130	69,161	70,731	69,161	69,161